Green Owl Intrinsic Value Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS — 99.41% Shares Fair Value
Communications — 20.79%
Alphabet, Inc., Class A
(a)
5,740 $ 667,677
Alphabet, Inc., Class C
(a)
42,400 4,945,535
Booking Holdings, Inc.
(a)
555 1,074,308
Charter Communications, Inc., Class A
(a)
5,095 2,201,550
Expedia Group, Inc.
(a)
7,000 742,350
GoDaddy, Inc., Class A
(a)
25,010 1,855,242
Meta Platforms, Inc., Class A
(a)
17,402 2,768,658
Spotify Technology SA
(a)
8,682 981,240
Walt Disney Co. (The)
(a)
23,380 2,480,618
17,717,178
Consumer Discretionary — 16.25%
Amazon.com, Inc.
(a)
23,500 3,171,325
CarMax, Inc.
(a)
22,543 2,243,929
General Motors Co.
(a)
50,964 1,847,955
Gildan Activewear, Inc. 62,698 1,838,305
Hasbro, Inc. 24,005 1,889,674
Las Vegas Sands Corp.
(a)
41,479 1,563,344
Lowe's Cos., Inc. 6,730 1,288,997
13,843,529
Consumer Staples — 6.37%
Dollar Tree, Inc.
(a)
16,019 2,648,902
Philip Morris International, Inc. 28,621 2,780,530
5,429,432
Financials — 18.77%
American Express Co. 10,241 1,577,319
Aon PLC, Class A 5,222 1,519,811
Berkshire Hathaway, Inc., Class B
(a)
9,854 2,962,112
Blackstone Group L.P. (The), Class A
(b)
17,589 1,795,309
Charles Schwab Corp. (The) 49,312 3,404,994
Intercontinental Exchange, Inc. 16,446 1,677,327
JPMorgan Chase & Co. 12,745 1,470,263
Northern Trust Corp. 15,892 1,585,704
15,992,839
Health Care — 3.37%
Becton, Dickinson and Co. 11,761 2,873,330
Industrials — 8.05%
Hayward Holdings, Inc.
(a)
41,611 485,600
Jacobs Engineering Group, Inc. 11,783 1,617,806
Keysight Technologies, Inc.
(a)
7,050 1,146,330
PACCAR, Inc. 19,139 1,751,601
Quanta Services, Inc. 13,373 1,855,237
6,856,574
Technology — 25.81%
Analog Devices, Inc. 11,411 1,962,236
Apple, Inc. 21,970 3,570,345
Arista Networks, Inc.
(a)
13,920 1,623,490

Green Owl Intrinsic Value Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 99.41% - (continued) Shares Fair Value
Technology — 25.81% - (continued)
Autodesk, Inc.
(a)
11,516 $ 2,491,141
Motorola Solutions, Inc. 16,023 3,822,927
salesforce.com, Inc.
(a)
15,515 2,855,070
Splunk, Inc.
(a)
11,867 1,233,100
SS&C Technologies Holdings, Inc. 27,275 1,613,862
Visa, Inc., Class A 13,263 2,813,215
21,985,386
Total Common Stocks (Cost $62,021,830) 84,698,268
MONEY MARKET FUNDS - 0.65%
Federated Hermes Treasury Obligations Fund, Institutional Class, 1.87%
(c)
554,631 554,631
Total Money Market Funds (Cost $554,631) 554,631
Total Investments — 100.06% (Cost $62,576,461) 85,252,899
Liabilities in Excess of Other Assets — (0.06)% (48,184)
NET ASSETS — 100.00% $ 85,204,715
(a) Non-income producing security.
(b) Master Limited Partnership
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.